Debt (Details) - Schedule of Long Term and Short Term Debt - USD ($)		6 Months Ended		12 Months Ended
		Sep. 30, 2024		Mar. 31, 2024		Mar. 31, 2023
Non-convertible debentures
Current portion of long-term debt		$ 3,663,830		$ 5,049,483		$ 1,415,861
7.7% Debentures [Member]
Non-convertible debentures
Effective interest rates, Current portion of long-term debt		11.61%
Maturities, Current portion of long-term debt		Nov. 15, 2024	[1]	Jun. 30, 2024	[2]
Current portion of long-term debt		$ 259,969		$ 335,549
Mahindra & Mahindra Financial Services Limited [Member]
Non-convertible debentures
Effective interest rates, Current portion of long-term debt
Maturities, Current portion of long-term debt	[1]	Dec. 31, 2024
Current portion of long-term debt		$ 600,822		$ 873,924
TATA Motors Finance Limited [Member]
Non-convertible debentures
Effective interest rates, Current portion of long-term debt		12.89%		13.05%
Maturities, Current portion of long-term debt		May 31, 2027	[1]	May 31, 2027	[2]
Current portion of long-term debt		$ 1,956,403		$ 2,187,128
Kotak Mahindra Financial Services Limited [Member]
Non-convertible debentures
Effective interest rates, Current portion of long-term debt		1.00%		1.00%
Maturities, Current portion of long-term debt		Feb. 28, 2025	[1]	Feb. 28, 2025	[2]
Current portion of long-term debt		$ 348,846		$ 348,599
Jain and Sons Services Limited [Member]
Non-convertible debentures
Effective interest rates, Current portion of long-term debt
Maturities, Current portion of long-term debt		Dec. 31, 2024	[1]	Dec. 31, 2024	[2]
Current portion of long-term debt		$ 47,754		$ 47,992
Mercury Car Rentals Private Limited [Member]
Non-convertible debentures
Effective interest rates, Current portion of long-term debt
Maturities, Current portion of long-term debt		Nov. 30, 2024	[1]	Jun. 30, 2024	[2]
Current portion of long-term debt		$ 155,200		$ 249,560
Orix Leasing and Financial Services India LTD [Member]
Non-convertible debentures
Effective interest rates, Current portion of long-term debt				13.41%
Maturities, Current portion of long-term debt		Dec. 31, 2025	[1]	Mar. 31, 2025	[2]
Current portion of long-term debt		$ 167,110		$ 156,370
Clix Finance India Private Limited [Member]
Non-convertible debentures
Effective interest rates, Current portion of long-term debt		4.71%
Maturities, Current portion of long-term debt	[1]	Jul. 02, 2025
Current portion of long-term debt		$ 127,726		$ 124,931
AON Premium Finance LLC [Member]
Non-convertible debentures
Effective interest rates, Current portion of long-term debt		7.74%		7.74%
Maturities, Current portion of long-term debt		Sep. 28, 2024	[1]	Sep. 28, 2024	[2]
Current portion of long-term debt				$ 725,430

[1]	Maturities have been stated as per the respective agreements with the financiers. For Tata Motors Finance Limited, Orix Leasing and Financial Services India LTD and Clix Finance India Private Limited, due to non-payment of scheduled EMIs, the loan is immediately payable and is classified as current. The debts are not associated with any restrictive covenants.
[2]	Maturities have been stated as per the respective agreements with the financers. However, except for AON Premium Finance LLC, due to non-payment of scheduled EMIs, the loans are immediately payable and are classified as current. These debts are not associated with any restrictive covenants.